Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 62,397	$ 100,250
Investments in affiliates		29,328
Operating lease assets	89,945
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	7,497
Investments in affiliates		29,328
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	54,900	$ 100,250
Operating lease assets	$ 89,945